Segments - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee		Dec. 31, 2019 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 3,949	£ 3,388	[1]	£ 3,224	[1]
Non-interest income	550	464		811
Total operating income	4,499	3,852		4,035
Operating expenses before credit impairment write-backs/losses, provisions and charges	(2,510)	(2,390)	[1]	(2,439)	[1]
Credit impairment write-backs	233	(638)	[1]	(199)	[1]
Provisions for other liabilities and charges	(377)	(264)	[1]	(426)	[1]
Total operating credit impairment write-backs/losses, provisions and charges	(144)	(902)	[1]	(625)	[1]
Profit from continuing operations before tax	1,845	560	[1]	971	[1]
Revenue from external customers	4,499	3,852		4,035
Inter-segment revenue	4,499	3,852	[1]	4,035	[1]
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	478	484		754
Insurance, protection and investments	67	65		69
Credit cards	73	66		86
Non-banking and other fees	79	65		129
Total fee and commission income	697	680	[1]	1,038	[1]
Fee and commission expense	(411)	(361)	[1]	(414)	[1]
Net fee and commission income/(expense)	286	319		624
Customer loans	207,288	207,011		205,008
Total assets	287,098	292,332		281,702
Customer deposits	186,215	185,707		171,715
Total liabilities	£ 270,996	£ 276,396		£ 265,685
Average number of full-time equivalent staff | employee	19,704	21,998		23,570
Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0		£ 0
Retail Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,356	2,753		2,581
Non-interest income	205	245		531
Total operating income	3,561	2,998		3,112
Operating expenses before credit impairment write-backs/losses, provisions and charges	(1,701)	(1,792)		(1,860)
Credit impairment write-backs	98	(264)		(129)
Provisions for other liabilities and charges	(185)	(157)		(273)
Total operating credit impairment write-backs/losses, provisions and charges	(87)	(421)		(402)
Profit from continuing operations before tax	1,773	785		850
Revenue from external customers	4,010	3,669		3,748
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	428	442		711
Insurance, protection and investments	67	65		69
Credit cards	73	66		86
Non-banking and other fees	2	3		33
Total fee and commission income	570	576		899
Fee and commission expense	(380)	(335)		(372)
Net fee and commission income/(expense)	190	241		527
Customer loans	183,023	175,380		171,078
Total assets	190,629	183,154		178,665
Customer deposits	156,991	152,167		142,735
Total liabilities	£ 157,622	£ 152,687		£ 143,570
Average number of full-time equivalent staff | employee	16,149	18,198		19,669
Retail Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (449)	£ (671)		£ (636)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	233	264		246
Non-interest income	178	127		155
Total operating income	411	391		401
Operating expenses before credit impairment write-backs/losses, provisions and charges	(163)	(166)		(179)
Credit impairment write-backs	33	(44)		(27)
Provisions for other liabilities and charges	4	(8)		(8)
Total operating credit impairment write-backs/losses, provisions and charges	37	(52)		(35)
Profit from continuing operations before tax	285	173		187
Revenue from external customers	489	501		525
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0		0
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	10	10		13
Total fee and commission income	10	10		13
Fee and commission expense	0	0		0
Net fee and commission income/(expense)	10	10		13
Customer loans	4,984	8,025		7,684
Total assets	8,873	11,143		10,748
Customer deposits	0	0		0
Total liabilities	£ 1,173	£ 2,397		£ 2,748
Average number of full-time equivalent staff | employee	670	640		612
Consumer Finance | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (78)	£ (110)		£ (124)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	401	363		422
Non-interest income	109	94		109
Total operating income	510	457		531
Operating expenses before credit impairment write-backs/losses, provisions and charges	(365)	(324)		(334)
Credit impairment write-backs	91	(294)		(45)
Provisions for other liabilities and charges	(34)	(6)		(24)
Total operating credit impairment write-backs/losses, provisions and charges	57	(300)		(69)
Profit from continuing operations before tax	202	(167)		128
Revenue from external customers	553	549		633
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	50	42		43
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	62	50		65
Total fee and commission income	112	92		108
Fee and commission expense	(22)	(22)		(24)
Net fee and commission income/(expense)	90	70		84
Customer loans	16,997	17,626		18,391
Total assets	16,997	17,626		18,391
Customer deposits	25,597	24,985		20,546
Total liabilities	£ 25,613	£ 25,011		£ 20,572
Average number of full-time equivalent staff | employee	2,281	2,405		2,464
Corporate & Commercial Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (43)	£ (92)		£ (102)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	0	0		0
Non-interest income	0	0		0
Total operating income	0	0		0
Operating expenses before credit impairment write-backs/losses, provisions and charges	0	0		0
Credit impairment write-backs	0	0		0
Provisions for other liabilities and charges	0	0		0
Total operating credit impairment write-backs/losses, provisions and charges	0	0		0
Profit from continuing operations before tax	0	0		0
Revenue from external customers	0	0		0
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0		0
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	0	0		0
Total fee and commission income	0	0		0
Fee and commission expense	0	0		0
Net fee and commission income/(expense)	0	0		0
Customer loans	0	2,784		4,041
Total assets	0	2,784		4,046
Customer deposits	0	6,506		6,102
Total liabilities	£ 0	£ 6,517		£ 6,233
Average number of full-time equivalent staff | employee	528	716		804
Corporate & Investment Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0		£ 0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(41)	8		(25)
Non-interest income	58	(2)		16
Total operating income	17	6		(9)
Operating expenses before credit impairment write-backs/losses, provisions and charges	(281)	(108)		(66)
Credit impairment write-backs	11	(36)		2
Provisions for other liabilities and charges	(162)	(93)		(121)
Total operating credit impairment write-backs/losses, provisions and charges	(151)	(129)		(119)
Profit from continuing operations before tax	(415)	(231)		(194)
Revenue from external customers	(553)	(867)		(871)
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0		0
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	5	2		18
Total fee and commission income	5	2		18
Fee and commission expense	(9)	(4)		(18)
Net fee and commission income/(expense)	(4)	(2)		0
Customer loans	2,284	3,196		3,814
Total assets	70,599	77,625		69,852
Customer deposits	3,627	2,049		2,332
Total liabilities	£ 86,588	£ 89,784		£ 92,562
Average number of full-time equivalent staff | employee	76	39		21
Corporate Centre | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 570	£ 873		£ 862

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.